Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Communication Services Portfolio

March 31, 2021

VTELP-QTLY-0521
1.856921.113

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Communications Equipment - 0.3%
Communications Equipment - 0.3%
EchoStar Holding Corp. Class A (a)	18,000	$432,000
Diversified Telecommunication Services - 6.5%
Alternative Carriers - 4.8%
Liberty Global PLC Class C (a)	190,600	4,867,924
Liberty Latin America Ltd. Class C (a)	88,690	1,151,196
Vonage Holdings Corp. (a)	59,800	706,836
		6,725,956
Integrated Telecommunication Services - 1.7%
AT&T, Inc.	81,700	2,473,059

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,199,015

Entertainment - 20.6%
Interactive Home Entertainment - 8.6%
Activision Blizzard, Inc.	63,900	5,942,700
Electronic Arts, Inc.	24,200	3,275,954
Motorsport Games, Inc. Class A	600	13,956
Roblox Corp. (a)	1,700	110,211
Skillz, Inc. (a)(b)	5,000	95,200
Take-Two Interactive Software, Inc. (a)	6,700	1,183,890
Zynga, Inc. (a)	138,400	1,413,064
		12,034,975
Movies & Entertainment - 12.0%
Cinemark Holdings, Inc. (b)	33,600	685,776
Lions Gate Entertainment Corp.:
Class A (a)(b)	6,500	97,175
Class B (a)	58,900	759,810
Marcus Corp. (b)	36,100	721,639
Netflix, Inc. (a)	8,410	4,387,161
Spotify Technology SA (a)	1,400	375,130
The Walt Disney Co. (a)	43,723	8,067,768
Warner Music Group Corp. Class A	3,200	109,856
World Wrestling Entertainment, Inc. Class A (b)	30,800	1,671,208
		16,875,523

TOTAL ENTERTAINMENT		28,910,498

Equity Real Estate Investment Trusts (REITs) - 1.4%
Specialized REITs - 1.4%
Lamar Advertising Co. Class A	8,900	835,888
Outfront Media, Inc.	49,837	1,087,942
		1,923,830
Household Durables - 0.7%
Consumer Electronics - 0.7%
Sony Corp.	8,800	931,335
Interactive Media & Services - 47.9%
Interactive Media & Services - 47.9%
Alphabet, Inc. Class A (a)	15,790	32,567,189
ANGI Homeservices, Inc. Class A (a)	52,499	682,487
Facebook, Inc. Class A (a)	98,100	28,893,393
IAC (a)	2,500	540,775
Match Group, Inc. (a)	7,899	1,085,165
Snap, Inc. Class A (a)	31,300	1,636,677
Twitter, Inc. (a)	15,500	986,265
Zillow Group, Inc. Class A (a)	7,400	972,212
		67,364,163
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Coupang, Inc. Class A (a)(b)	1,800	88,830
Doordash, Inc. (b)	500	65,565
		154,395
Media - 12.0%
Advertising - 0.2%
S4 Capital PLC (a)	18,300	127,656
TechTarget, Inc. (a)	1,900	131,955
		259,611
Broadcasting - 2.7%
Fox Corp. Class A	9,100	328,601
Liberty Media Corp.:
Liberty Media Class A (a)	36,700	1,402,674
Liberty SiriusXM Series A (a)	44,000	1,939,520
Liberty SiriusXM Series C (a)	3,651	161,046
		3,831,841
Cable & Satellite - 9.1%
Comcast Corp. Class A	111,900	6,054,909
DISH Network Corp. Class A (a)	23,754	859,895
Liberty Broadband Corp.:
Class A (a)	23,100	3,352,965
Class C (a)	16,249	2,439,787
		12,707,556

TOTAL MEDIA		16,799,008

Road & Rail - 2.5%
Trucking - 2.5%
Lyft, Inc. (a)	56,200	3,550,716
Software - 0.0%
Application Software - 0.0%
Viant Technology, Inc.	200	10,578
Wireless Telecommunication Services - 4.8%
Wireless Telecommunication Services - 4.8%
Millicom International Cellular SA (a)(b)	20,100	768,021
T-Mobile U.S., Inc.	47,771	5,985,229
		6,753,250
TOTAL COMMON STOCKS
(Cost $91,598,857)		136,028,788

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (c)	4,469,759	4,470,653
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	2,085,447	2,085,655
TOTAL MONEY MARKET FUNDS
(Cost $6,556,308)		6,556,308
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $98,155,165)		142,585,096
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,035,945)
NET ASSETS - 100%		$140,549,151

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$468
Fidelity Securities Lending Cash Central Fund	1,372
Total	$1,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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